9. RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
Dec. 31, 2013
Officer
Amount due to related party	$ 66,000
Interest expense related to intellectual property transfer agreement with an officer	1,508
Principal stockholder
Amount due to related party	669,184
Interest expense related to intellectual property transfer agreement with an officer	$ 2,001